SCHEDULE OF INVENTORY, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Inventory Disclosure [Abstract]
Merchandise and packing materials		¥ 42,887	¥ 34,592
Less: inventory write-downs		(1,887)	(5,144)
Total inventories, net	$ 5,863	¥ 41,000	¥ 29,448